Related Parties Balances and Transactions (Tables)	6 Months Ended
Jun. 30, 2022
Related Party Transactions [Abstract]
Schedule of related party balances
	Relationship	Notes	As of December 31, 2021	As of June 30, 2022
			RMB	RMB
				(Unaudited)
Amounts due from related parties:
Guangdong Advertising Co., Ltd.	(d)	(i)	35,872	4,024
Youxiang Group	(c)	(ii)	19,230	17,458
Others		(iii)	111	116
			55,213	21,598

	Relationship	Notes	As of December 31, 2021	As of June 30, 2022
			RMB	RMB
				(Unaudited)
Amounts due to related parties:
Youxiang Group	(c)	(iv)	20,159	19,612
Guangdong Marketing Advertising Group	(e)	(v)	12,280	2,803
Others			2,221	2,314
			34,660	24,729

(i)	Amounts due from Guangdong Advertising Co., Ltd. are marketing service fee receivable and prepaid advertising fee.

(ii)	Amounts due from Youxiang Group are construction fee and rental deposits.

(iii)	Amounts due from others are operating management fees and operating management fees and prepaid marketing service fee.

(iv)	Amounts due to Youxiang Group are accrued lease expenses, property management expenses and borrowing with annual interest rate of 4.785%

(v)	Amounts due to Guangdong Marketing Advertising Group are accounts payable for advertisement distribution services.

Schedule of related party transactions
			Six months Ended June 30, 2021	Six months Ended June 30, 2022
	Relationship	Notes	RMB	RMB
			(Unaudited)	(Unaudited)
Youxiang Group	(c)	(i)	3,671	419

			Six months Ended June 30, 2021	Six months Ended June 30, 2022
	Relationship	Notes	RMB	RMB
			(Unaudited)	(Unaudited)
Youxiang Group	(c)	(ii)	10,847	3,690
Guangdong Advertising Co., Ltd.	(d)	(iii)	3,099	12,822

			Six months Ended June 30, 2021	Six months Ended June 30, 2022
	Relationship	Notes	RMB	RMB
			(Unaudited)	(Unaudited)
Youxiang Group	(c)	(iv)	795	3,503

			Six months Ended June 30, 2021	Six months Ended June 30, 2022
	Relationship	Notes	RMB	RMB
			(Unaudited)	(Unaudited)
Guangdong Advertising Co., Ltd.	(d)	(v)	25	428
Guangdong Advertising Marketing Group	(e)	(v)	801	3,841

			Six months Ended June 30, 2021	Six months Ended June 30, 2022
	Relationship	Notes	RMB	RMB
			(Unaudited)	(Unaudited)
Youxiang Group	(c)	(vi)	—	951

(i)	The amount represents rental expense for the operating lease to Youxiang Group.

(ii)	The amount represents consulting, construction and designing services provided to Youxiang Group.

(iii)	The amount represents marketing services provided to Guangdong Advertising Co., Ltd.

(iv)	The amount represents property management services provided by Youxiang Group.

(v)	The amount represents advertisement distribution services provided by these related parties.

(vi)	The amount represents other income due to termination of the operating lease to Youxiang Group.